Other current tax assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Current Tax Assets [Abstract]
VAT	€ 452	€ 447
Excise and customs duties	217	161
Other taxes and duties	60	81
Current receivables from taxes other than income tax	€ 729	€ 689